Moderate Allocation Portfolio
Janus Aspen Series Moderate Allocation Portfolio Supplement dated September 16, 2011 to Currently Effective Prospectuses Effective December 7, 2011, the following change applies as noted.
The following replaces the corresponding information in its entirety under “Investment Objective” in the Portfolio Summary section of the Prospectus for Moderate Allocation Portfolio:
Moderate Allocation Portfolio seeks total return through growth of capital and income.